STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS [Abstract]
Collaboration and license revenues			$ 50,714	$ 67,167	$ 266,039	$ 49,281
Grant revenues		66,609		133,037	182,997	16,836
Total revenues		66,609	50,714	200,204	449,036	66,117
Cost of revenue and expenses
Research and development	791,105	609,014	1,476,517	1,166,403	2,369,414	1,831,144
General and administrative	342,623	362,571	846,700	703,285	1,832,088	1,377,158
Total cost of revenue and expenses	1,133,728	971,585	2,323,217	1,869,688	4,201,502	3,208,302
Loss from operations	(1,133,728)	(904,976)	(2,272,503)	(1,669,484)	(3,752,466)	(3,142,185)
Other income (expense)
Interest expense	(75,720)	(28,020)	(128,081)	(58,932)	(109,064)	(106,768)
Change in fair market value of derivatives	3,019	(96)	3,679	168	(3,090)	(4,897)
Other income (expense)					31	(284)
Total other income (expense), net	(72,701)	(28,116)	(124,402)	(58,764)	(112,123)	(111,949)
Net loss before income taxes	(1,206,429)	(933,092)	(2,396,905)	(1,728,248)	(3,864,589)	(3,254,134)
Provisions for income taxes
Net loss	$ (1,206,429)	$ (933,092)	$ (2,396,905)	$ (1,728,248)	$ (3,864,589)	$ (3,254,134)